NOTES PAYABLE (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Total Current Portion	$ 719,563	$ 719,563	$ 127,615
Total Long-term Portion	2,746,075	2,782,784	780,845
Notes Payable	3,465,638	3,502,347	908,460
Notes And Loans Payable [Member]
Short-Term Debt [Line Items]
Total Current Portion	719,563	719,563	127,615
Total Long-term Portion	$ 2,746,075	$ 2,782,784	$ 780,845